Business Combination - Purchase Consideration Transferred (Details) - Alvarium, TWMH And TIG [Member] $ in Thousands	Jan. 03, 2023 USD ($)
Business Combination, Consideration Transferred [Abstract]
Cash consideration	$ 99,999
Earn-out consideration	85,097
Tax Receivable Agreement	13,000
Payment of assumed liabilities	760
Total purchase consideration transferred	1,071,116
Class A shares
Business Combination, Consideration Transferred [Abstract]
Equity consideration:	294,159
Class B shares
Business Combination, Consideration Transferred [Abstract]
Equity consideration:	573,205
Warrants
Business Combination, Consideration Transferred [Abstract]
Equity consideration:	$ 4,896